DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2001
                                   (unaudited)

ASSETS:
       Investments in securities, at value
         (identified cost $26,755,776) .....................         $23,787,763
       Foreign currency, at value ..........................              45,821
       Receivables for:
         Dividends .........................................              34,436
         Investments sold ..................................              16,461
                                                                     -----------
           Total Assets ....................................          23,884,481
                                                                     ===========

LIABILITIES:
       Due to bank .........................................             190,005
       Payables for:
         Investments purchased .............................              62,266
         Withholding taxes .................................              31,078
         Expenses payment fee ..............................              22,502
         Impure dividend payable ...........................              31,428
                                                                     -----------
           Total Liabilities ...............................             337,279
                                                                     -----------
NET ASSETS .................................................         $23,547,202
                                                                     ===========

    The accompanying notes are an integral part of these financial statements

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                             STATEMENT OF OPERATIONS
                     For the six months ended June 30, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
       Income:
           Dividends (net of withholding taxes of $40,723) .....    $   132,568
                                                                    -----------
             Total Income ......................................        132,568
                                                                    ===========

       Expenses:
           Expense payment fee .................................         59,437
           Administration fees .................................         10,000
           Impure dividend expense .............................         11,748
                                                                    -----------
             Total Expenses ....................................         81,185
                                                                    -----------

       Net Investment Income ...................................         51,383
                                                                    ===========

NET REALIZED AND UNREALIZED LOSS:
       Net realized loss on investments and foreign
         exchange transactions .................................     (2,685,879)
       Change in unrealized depreciation on investments ........     (1,192,004)
                                                                    -----------
             Net Realized and Unrealized Loss ..................     (3,877,883)
                                                                    -----------

       Net Decrease in Net Assets Resulting from Operations ....    $(3,826,500)
                                                                    ===========

    The accompanying notes are an integral part of these financial statements

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                  For the six        For the
                                                  months ended     year ended
                                                  June 30, 2001    December 31,
                                                   (unaudited)        2000
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income .....................    $    51,383     $    43,789
     Net realized loss on investments and
       foreign exchange transactions ...........     (2,685,879)       (118,615)
     Net change in unrealized depreciation
       on investments and foreign
       currency translations ...................     (1,192,004)     (3,618,262)
                                                    -----------     -----------
       Net decrease in net assets
         resulting from operations .............     (3,826,500)     (3,693,088)
                                                    -----------     -----------
   Capital Transactions:
     Proceeds from contributions ...............      3,175,967      11,210,701
     Value of withdrawals ......................        (14,408)       (120,418)
                                                    -----------     -----------
       Net increase in net assets resulting from
         capital transactions ..................      3,161,559      11,090,283
                                                    -----------     -----------
         Total increase (decrease) in net assets       (664,941)      7,397,195

NET ASSETS:
   Beginning of year ...........................     24,212,143      16,814,948
                                                    -----------     -----------
   End of period ...............................    $23,547,202     $24,212,143
                                                    ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                                                       For the period
                                                                                        July 1, 1999
                                                    For the six         For the         (commencement
                                                    months ended      year ended     of operations) to
                                                    June 30, 2001     December 31,       December 31,
                                                     (unaudited)         2000                1999
                                                   --------------    -------------   -----------------
Total Return(1) ...............................        (14.34)%          (17.59)%           12.10%
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted)..       $23,547           $24,212           $16,815
    Expenses as a percentage of average
         net assets (1) .......................          0.57%(2)          0.57%             0.57%(2)
    Ratio of net investment income to average
         net assets ...........................          0.42%(2)          0.24%             0.37%(2)
    Portfolio turnover rate ...................           189%               43%                7%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

     Ratio of expenses to average net assets...          1.48%(2)          1.91%             1.66%(2)
     Total return..............................        (15.25)%          (18.93)%           11.01%

(2) Annualized

   The accompanying notes are an intergral part of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2001
                                  (unaudited)
    Shares                                                    Value
   ---------                                                ---------
                  COMMON STOCKS - 101.0%
                  CANADA (0.5%)
                  TECHNOLOGY
      12,014      Nortel Networks Corp.                     $ 110,823
                                                            ---------

                  FINLAND (1.7%)
                  TECHNOLOGY
      17,766      Nokia Oyj Series 'A' ADR                    391,563
                                                            ---------

                  FRANCE (3.9%)
                  ENERGY
       5,605      TotalFinaElf SA ADR                         393,471
                                                            ---------

                  HEALTH CARE
       2,536      Aventis SA ADR*                             202,601
         595      Sanofi SA*                                   37,283
         724      Sanofi-Synthelabo SA                         47,545
                                                            ---------
                                                              287,429
                                                            ---------

                  NON-CYCLICALS
       1,184      L'Oreal SA                                   76,499
                                                            ---------

                  TECHNOLOGY
       4,655      Alcatel SA ADR                               96,545
       1,850      STMicroelectronics NV                        64,271
                                                            ---------
                                                              160,816
                                                            ---------

                  TOTAL FRANCE                                918,215
                                                            ---------

                  GERMANY (1.8%)
                  BASIC MATERIALS
       2,053      BASF AG                                      80,544
       2,623      Bayer AG                                    102,240
                                                            ---------
                                                              182,784
                                                            ---------

                  HEALTH CARE
         156      Altana AG                                     5,935
                                                            ---------

                  INDUSTRIALS
          81      Aixtron AG                                    2,327
                                                            ---------

                  TECHNOLOGY
         633      Siemens AG                                   38,351
       3,160      Siemens AG ADR                              195,572
                                                            ---------
                                                              233,923
                                                            ---------

                  TOTAL GERMANY                               424,969
                                                            ---------

                  HONG KONG (0.4%)
                  TELECOMMUNICATIONS
       3,491      China Mobile (Hong Kong), Ltd. ADR*          93,524
                                                            ---------

                  ITALY (1.4%)
                  ENERGY
      19,566      ENI SpA                                     238,741
                                                            ---------

                  TELECOMMUNICATIONS
         896      Telecom Italia SpA ADR                       78,848
                                                            ---------

                  TOTAL ITALY                                 317,589
                                                            ---------

      The accompanying notes are an integral of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2001
                                  (unaudited)
    Shares                                                    Value
   ---------                                                ---------
                  JAPAN (5.3%)
                  CYCICALS
       7,373      Matsushita Electric Industrial
                    Co., Ltd. ADR*                         $  116,494
       6,712      Toyota Motor Corp. ADR                      472,860
                                                           ----------
                                                              589,354
                                                           ----------

                  ENERGY
         111      TonenGeneral Sekiyu K.K.                        738
                                                           ----------

                  HEALTH CARE
       3,000      Takeda Chemical Industries, Ltd.            139,507
                                                           ----------

                  INDUSTRIALS
          10      Keyence Corp.                                 1,984
         735      Kyocera Corp. ADR                            65,481
         900      Murata Manufacturing Co.                     59,820
                                                           ----------
                                                              127,285
                                                           ----------

                  TECHNOLOGY
       3,017      Canon, Inc. ADR                             124,300
         400      Rohm Co., Ltd.                               62,153
                                                           ----------
                                                              186,453
                                                           ----------

                  TELECOMMUNICATIONS
          12      NTT DoCoMo, Inc.                            208,779
                                                           ----------

                  TOTAL JAPAN                               1,252,116
                                                           ----------

                  NETHERLANDS (2.5%)
                  CYCICALS
       2,427      Koninklijke Philips Electronics NV           64,390
       2,379      Koninklijke Philips Electronics NV ADR       62,877
                                                           ----------
                                                              127,267
                                                           ----------

                  ENERGY
       8,065      Royal Dutch Petroleum Co.                   469,947
                                                           ----------

                  TOTAL NETHERLANDS                           597,214
                                                           ----------

                  PORTUGAL (0.0%)
                  TELECOMMUNICATIONS
          40      Portugal Telecom, SGPS, SA ADR                  276
                                                           ----------

                  SWEDEN (0.0%)
                  INDUSTRIALS
         783      Skanska AB Class 'B'                          7,416
                                                           ----------

                  SWITZERLAND (4.4%)
                  HEALTH CARE
       4,964      Novartis AG*                                179,703
       4,974      Novartis AG ADR                             179,810
       2,657      Roche Holding AG                            191,486
                                                           ----------
                                                              550,999
                                                           ----------

                  NON-CYCLICALS
       2,310      Nestle SA                                   491,079
                                                           ----------

                  TOTAL SWIZTERLAND                         1,042,078
                                                           ----------

                  TAIWAN (0.4%)
                  TECHNOLOGY
       1,185      Asustek Computer, Inc.                        5,008
       1,325      Compal Electronic, Inc.                       1,424
       1,000      Inventec Corp.                                  790
       1,800      Macronix International*                       1,908
       5,913      Taiwan Semiconductor Manufacturing
                    Co., Ltd. ADR*                             89,818
                                                           ----------

                  TOTAL TAIWAN                                 98,948
                                                           ----------


      The accompanying notes are an integral of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2001
                                  (unaudited)
    Shares                                                    Value
   ---------                                                ---------
                  UNITED KINGDOM (11.1%)
                  CYCICALS
       5,393      Reuters Group, Plc.                       $   70,111
                                                            ----------

                  ENERGY
      14,279      BP, Plc. ADR                                 711,808
       6,240      Shell Transport & Trading
                    Co., Plc. ADR                              314,122
                                                            ----------
                                                             1,025,930
                                                            ----------

                  HEALTH CARE
       5,562      Astrazeneca, Plc. ADR                        260,024
      11,921      GlaxoSmithKline, Plc. ADR                    669,960
         204      Shire Pharmaceuticals Group,
                    Plc. ADR*                                   11,322
                                                            ----------
                                                               941,306
                                                            ----------

                  TELECOMMUNICATIONS
         447      British Telecommunications,
                    Plc. ADR                                    28,898
       2,485      Vodafone Group, Plc.                           5,513
      24,523      Vodafone Group, Plc. ADR                     548,089
                                                            ----------
                                                               582,500
                                                            ----------

                  TOTAL UNITED KINGDOM                       2,619,847
                                                            ----------

                  UNITED STATES (67.6)%
                  BASIC MATERIALS
       3,276      ALCOA, Inc.                                  129,075
       3,396      Dow Chemical Co.                             112,917
       3,942      E.I. DuPont de Nemours & Co.                 190,162
                                                            ----------
                                                               432,154
                                                            ----------

                  CYCICALS
       1,676      Cardinal Health, Inc.                        115,644
       8,778      Home Depot, Inc.                             408,616
       1,348      Lowe's Companies, Inc.                        97,798
       3,387      Target Corp.                                 117,190
       3,841      Walgreen Co.                                 131,170
                                                            ----------
                                                               870,418
                                                            ----------

                  ENERGY
       2,426      Chevron Corp.                                219,553
      13,145      Exxon Mobil Corp.                          1,148,216
       1,622      Halliburton Co.                               57,743
       2,167      Schlumberger, Ltd.                           114,093
       2,084      Texaco, Inc.                                 138,794
                                                            ----------
                                                             1,678,399
                                                            ----------

                  HEALTH CARE
       5,488      Abbott Laboratories                          263,479
       4,956      American Home Products Corp.                 289,629
       3,938      Amgen, Inc.*                                 238,958
       2,232      Baxter International, Inc.                   109,368
       7,394      Bristol-Myers Squibb Co.                     386,706
       3,650      Eli Lilly & Co.                              270,100
      13,435      Johnson & Johnson                            671,750
       4,570      Medtronic, Inc.                              210,266
       8,720      Merck & Co., Inc.                            557,295
      23,908      Pfizer, Inc.                                 957,515
       4,874      Pharmacia Corp.                              223,960
       5,529      Schering-Plough Corp.                        200,371
       1,199      UnitedHealth Group, Inc.                      74,038
                                                            ----------
                                                             4,453,435
                                                            ----------

                  INDUSTRIALS
       2,360      Automatic Data Processing, Inc.              117,292
          10      Capstone Turbine Corp.*                          225
       1,625      Electronic Data Systems Corp.                101,562
       1,622      Emerson Electric Co.                          98,131
       3,044      Honeywell International, Inc.                106,510
       1,496      Minnesota Mining & Manufacturing Co.         170,694
       2,477      Solectron Corp.*                              45,329
       7,131      Tyco International, Ltd.                     388,639
       1,780      United Technologies Corp.                    130,403
                                                            ----------
                                                             1,158,785
                                                            ----------


      The accompanying notes are an integral of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2001
                                  (unaudited)

    Shares                                                            Value
   ---------                                                        ---------
                  NON-CYCLICALS
       8,647      Coca-Cola Co.                                  $   389,115
       2,122      Colgate-Palmolive Co.                              125,177
       3,620      Gillette Co.                                       104,944
       2,012      Kimberly-Clark Corp.                               112,471
       5,536      PepsiCo, Inc.                                      244,691
       4,930      Procter & Gamble Co.                               314,534
                                                                 -----------
                                                                   1,290,932
                                                                 -----------

                  TECHNOLOGY
       3,063      Applied Materials, Inc.*                           150,393
      27,515      Cisco Systems, Inc.*                               500,773
       6,428      Compaq Computer Corp.                               99,570
       3,517      Corning, Inc.                                       58,769
       8,719      Dell Computer Corp.*                               228,002
       8,336      EMC Corp.*                                         242,161
       6,181      Hewlett-Packard Co.                                176,777
      25,448      Intel Corp.                                        744,354
       4,932      JDS Uniphase Corp.*                                 62,883
      12,870      Lucent Technologies, Inc.                           79,794
       2,028      Micron Technology, Inc.*                            83,351
      17,407      Microsoft Corp.*                                 1,270,711
       8,260      Motorola, Inc.                                     136,786
         287      NCR Corp.*                                          13,489
      16,156      Oracle Corp.*                                      306,964
       2,142      Palm, Inc.*                                         13,002
       2,849      Qualcomm, Inc.*                                    166,609
      12,327      Sun Microsystems, Inc.*                            193,780
         294      SunGard Data Systems, Inc.*                          8,823
       1,406      Tellabs, Inc.*                                      27,108
       6,561      Texas Instruments, Inc.                            206,671
       1,503      Veritas Software Corp.*                             99,994
                                                                 -----------
                                                                   4,870,764
                                                                 -----------

                  TELECOMMUNICATIONS
       7,080      BellSouth Corp.                                    285,112
      12,775      SBC Communications, Inc.                           511,766
       2,696      Sprint Corp. (FON Group)                            57,587
         252      WorldCom, Inc. - MCI Group*                          4,057
      10,887      WorldCom, Inc. - WorldCom Group*                   162,869
                                                                 -----------
                                                                   1,021,391
                                                                 -----------

                  UTILITES
       2,794      Enron Corp.                                        136,907
                                                                 -----------

                  TOTAL UNITED STATES                             15,913,185
                                                                 -----------

TOTAL INVESTMENTS (identified cost $26,755,776) (a)     101.0 %  $23,787,763
LIABILITIES LESS CASH AND OTHER ASSETS                   (1.0)      (240,561)
                                                       -------   -----------
NET ASSETS                                              100.0 %  $23,547,202
                                                       =======   ===========

----------
*   non-income producing security.

(a) The aggregate cost for federal income tax purposes is $26,755,776, the aggregate gross unrealized appreciation is $532,031 and the aggregate gross unrealized depreciation is $3,500,044, resulting in net unrealized depreciation of $2,968,013.

      The accompanying notes are an integral of these financial statements.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

1. Organization and Significant Accounting Policies. Dow Jones Islamic Market Index Portfolio (the "Portfolio") was organized as a trust under the laws of the State of New York on March 5, 1999. The Portfolio commenced operations on July 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld.

                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO

                                   (unaudited)

      D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal Income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2. Transactions with Affiliates.

      Investment Management and Advisory Fees. The Portfolio has an investment management agreement with Brown Brothers Harriman & Co. (the "Manager") and an investment advisory agreement with Wafra Investment Advisory Group, Inc. (the "Adviser"). The Manager and the Adviser jointly receive a fee from the Portfolio calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Portfolio's average daily net assets.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Portfolio's average daily net assets that are not in excess of $50 million and at an annual rate equivalent to 0.01% on the Portfolio's average daily net assets in excess of $50 million. The Administrator shall receive a minimum fee from the Trust of $20,000.

      Custody Fees. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. (the "Custodian") for which it pays a fee for custodial services as agreed to from time to time by the Trustee and the Custodian. This fee is calculated and paid monthly. Custody fees for the Portfolio were further reduced by $3,283 as a result of an offset arrangement with the Portfolio's custodian.

      Expense Payment Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.57% of the Portfolio's average daily net assets. For the period, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $178,348 in expenses on behalf of the Portfolio, including $48,417 in investment management/advisory fees, $10,000 in administration fees and $87,813 in custody fees.

      3. Investment Transactions. For the period, the cost of purchases and the proceeds of sales of investment securities were $26,307,562 and $22,873,128, respectively.

      4. Impure Dividends. Dividends received by the Portfolio may be composed of an amount which is attributable, for Islamic Shari'ah purposes, to interest income. For the period, the Portfolio earned $11,748 of dividend income which is considered impure by the Dow Jones' Shari'ah Supervisory Board. Such amount is shown as an expense on the Portfolio's Statement of Operations.